Segments	12 Months Ended
Dec. 31, 2010
Segments [Abstract]
Segments
11. Segments

At December 31, 2010, we had four operating segments and three reportable segments: Primo Bottled Water Exchange (“Exchange”), Primo Refill (“Refill”) and Primo Products (“Products”). With the acquisition of the Refill Business, we manage and view our business as Primo Water (“Water”) related and Products related.

However in 2011, we began to integrate the Exchange and Refill operations to take advantage of synergies and to eliminate duplicate operations and costs. In integrating the businesses we have changed our internal management and reporting structure such that Exchange and Refill no longer meet the requirements of operating segments on a stand-alone basis. Beginning in 2011, we have two operating segments and two reportable segments: Water and Products. All previous periods have been retrospectively revised to conform to this presentation.

Our Water segment includes our historical business of bottled water exchange services and the Refill Business acquired in November 2010 and the operations of a unit that previously was an operating segment, but did not meet quantitative threshold for reporting purposes.

Our Water segment sales consist of the sale of multi-gallon purified bottled water (exchange services) and our self-serve filtered drinking water vending service (refill services) through retailers in each of the contiguous United States and Canada. Our Water services are offered through point of purchase display racks or self-serve filtered water vending displays and recycling centers that are prominently located at major retailers in space that is often underutilized.

As of December 31, 2010, we offered our Water services at approximately 12,600 combined locations.

Our Products segment sells water dispensers that are designed to dispense Primo and other dispenser-compatible bottled water. Our Products sales are primarily generated through major U.S. retailers. Our water dispensers are sold primarily through a direct-import model, where we recognize revenues for the sale of the water dispensers when title is transferred to our retailer customers. We support retail sell-through with limited domestic inventory. We design, market and arrange for certification and inspection of our products.

We evaluate the financial results of these segments focusing primarily on segment net sales and segment income (loss) from operations before depreciation and amortization (“segment income (loss) from operations”). We utilize segment net sales and segment income (loss) from operations because we believe they provide useful information for effectively allocating our resources between business segments, evaluating the health of our business segments based on metrics that management can actively influence and gauging our investments and our ability to service, incur or pay down debt.

Cost of sales for Water consists of costs for bottling and related packaging materials and distribution costs for our bottled water for our exchange services and servicing and material costs for our refill services. Cost of sales for Products consists of contract manufacturing, freight, duties and warehousing costs of our water dispensers.

Selling, general and administrative expenses for all segments consist primarily of personnel costs for sales, marketing, operations support and customer service, as well as other supporting costs for operating each segment.

Expenses not specifically related to operating segments are shown separately as Corporate. Corporate expenses are comprised mainly of compensation and other related expenses for corporate support, information systems, and human resources and administration. Corporate expenses also include certain professional fees and expenses and compensation of our Board of Directors.

The following table presents segment information for each of the last three years:

	Years Ended December 31,
	2008	2009	2010
Segment Net Sales
Water	$21,111	$24,249	29,875
Products	13,758	22,824	14,741
Inter-company elimination	(222)	(92)	(9)
Total net revenues	$34,647	$46,981	$44,607
Segment income (loss) from operations
Water	$(1,383)	$3,340	$4,767
Products	(1,447)	(272)	(563)
Intercompany elimination	(13)	9	-
Corporate	(7,077)	(4,789)	(8,922)
Depreciation and amortization	(3,618)	(4,205)	(4,759)
Loss from operations	$(13,538)	$(5,917)	$(9,477)
Depreciation and amortization expense:
Water	$3,210	$3,615	$4,191
Products	69	133	153
Corporate	339	457	415
	$3,618	$4,205	$4,759
Capital expenditures:
Water	$8,412	$2,081	$5,382
Products	336	95	732
Corporate	672	248	304
	$9,420	$2,424	$6,418
Identifiable assets:
Water		$18,286	$131,630
Products		2,655	5,642
Corporate		1,427	2,339
		$22,368	$139,611